DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Summary of Interest Expense on Deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2025	2024	2023
	(In thousands)
Savings and interest-bearing checking	$25,870	$28,047	$24,601
Reciprocal	29,386	34,574	23,429
Time	22,741	24,135	13,766
Brokered time	5,501	5,938	13,279
Total	$83,498	$92,694	$75,075

Summary of Maturity of Time Deposits
A summary of the maturity of time deposits at December 31, 2025, follows (1):

(In thousands)
2026	$770,122
2027	17,873
2028	2,423
2029	2,050
2030	1,256
2031 and thereafter	17
Total	$793,741

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits

Summary of Reciprocal Deposits	A summary of reciprocal deposits at December 31 follows:

	2025	2024
	(In thousands)
Demand	$862,697	$797,181
Money market	—	43
Time	112,224	109,807
Total	$974,921	$907,031